INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 5,873	$ 127,535	$ 106,332
Foreign	9,609	7,706	5,586
Income before Taxes on Income	$ 15,482	$ 135,241	$ 111,918